[GRAPHIC OMITTED]

SEMIANNUAL REPORT

January 31, 2003

[LOGO]
ABERDEEN

PHOENIX-ABERDEEN NEW ASIA FUND






[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT


DEAR SHAREHOLDER:

      Enclosed is the financial summary for the six months ended January 31, 2003 for the Phoenix-Aberdeen New Asia Fund.

      On January 10, 2003, the Executive Committee of the Board of Trustees of the Phoenix-Aberdeen Series Fund voted to close Phoenix-Aberdeen New Asia Fund. The committee determined that liquidation was in the best interest of shareholders, based upon consideration of the expense of maintaining this fund.

      If you have any questions, or would like to learn about other investment options, contact your financial advisor or call us at 1-800-243-1574 or visit PhoenixInvestments.com.



Sincerely,



/S/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
President, Phoenix Funds


JANUARY 31, 2003





          ----------------------------------------------------------
          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
          ----------------------------------------------------------

PHOENIX-ABERDEEN NEW ASIA FUND



                         INVESTMENTS AT JANUARY 31, 2003
                                   (UNAUDITED)


                                                           SHARES       VALUE
                                                          ---------   ----------

FOREIGN COMMON STOCKS--88.2%

AUSTRALIA--9.0%
BRL Hardy Ltd. (Brewers) ............................        34,000   $  206,284
Leighton Holdings Ltd. (Construction & Engineering) .        32,834      197,863

QBE Insurance Group Ltd. (Property & Casualty
Insurance) ..........................................        62,000      281,306

Rio Tinto Ltd. (Diversified Metals & Mining) ........         7,927      148,326
                                                                      ----------
                                                                         833,779
                                                                      ----------

CHINA--4.7%
PetroChina Co. Ltd. (Integrated Oil & Gas) ..........     1,100,000      232,697

Zhejiang Expressway Co. Ltd. (Highways &
Railtracks) .........................................       500,000      201,927
                                                                      ----------
                                                                         434,624
                                                                      ----------
HONG KONG--19.5%
Asia Satellite Telecommunications Holdings Ltd.
(Integrated Telecommunication Services) .............       120,000      150,003

China Mobile (Hong Kong) Ltd. (Wireless
Telecommunication Services)(b) ......................       100,000      235,902

Dah Sing Financial Group (Banks) ....................        49,800      246,451
Giordano International Ltd. (Apparel Retail) ........     1,000,000      355,777
MTR Corp. Ltd. (Railroads) ..........................       150,000      160,580
Swire Pacific Ltd. Class B (Multi-Sector Holdings) ..       574,000      378,995
Wing Hang Bank Ltd. (Banks) .........................        81,500      269,060
                                                                      ----------
                                                                       1,796,768
                                                                      ----------

INDIA--5.0%
Gail India Ltd. GDR (Gas Utilities) .................        30,000      270,000

Satyam Computer Services Ltd. (IT Consulting &
Services) ...........................................        40,000      187,434
                                                                      ----------
                                                                         457,434
                                                                      ----------

INDONESIA--4.1%
PT Unilever Indonesia Tbk (Household Products) ......       171,000      374,002



                                                           SHARES       VALUE
                                                          ---------   ----------
MALAYSIA--8.5%
British American Tobacco Malaysia Berhad
(Tobacco) ...........................................        10,000   $   95,394

Malaysian Oxygen Berhad (Oil & Gas Equipment
& Services) .........................................       115,000      314,735

Public Bank Berhad (Banks) ..........................       300,000      213,157
Sime UEP Properties Berhad (Homebuilding) ...........       150,000      157,894
                                                                      ----------
                                                                         781,180
                                                                      ----------

PHILIPPINES--2.1%
Ayala Land, Inc. (Real Estate Management &
Development) ........................................     1,750,000      160,938

Bank of the Philippine Islands (Banks) ..............        46,400       31,465
                                                                      ----------
                                                                         192,403
                                                                      ----------

SINGAPORE--10.7%
City Developments Ltd. (Real Estate Management &
Development) ........................................        70,000      156,160

Oversea-Chinese Banking Corp. Ltd. (Banks) ..........        58,000      303,466
Singapore Airlines Ltd. (Airlines) ..................        35,000      194,194
United Overseas Bank Ltd. (Banks) ...................        55,320      333,974
                                                                      ----------
                                                                         987,794
                                                                      ----------

SOUTH KOREA--12.7%
Hyundai Motor Co. Ltd. (Automobile
Manufacturers)(b) ...................................        17,000      176,718

Kookmin Bank (Banks) ................................        10,995      377,835
KT Corp. (Integrated Telecommunication Services)(b) .         8,700      356,521
Shinsegae Co. Ltd. (Specialty Stores)(b) ............         2,300      263,789
                                                                      ----------
                                                                       1,174,863
                                                                      ----------

TAIWAN--8.1%
Fubon Financial Holding Co. Ltd. (Property &
Casualty Insurance) .................................       211,000      184,842

SinoPac Holdings Co. (Banks)(b) .....................       622,042      267,983



                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund


                                                        SHARES       VALUE
                                                       ---------   ----------
TAIWAN--CONTINUED
Taiwan Cellular Corp. (Wireless Telecommunication
Services) ...........................................    200,200   $  158,651

United Microelectronics Corp. (Semiconductors)(b) ...    224,800      139,277
                                                                   ----------
                                                                      750,753
                                                                   ----------

THAILAND--3.8%
Phatra Insurance Public Co. Ltd. (Property &
Casualty Insurance) .................................     45,700      144,248

PTT Exploration and Production Public Co. Ltd.
(Oil & Gas Exploration & Production) ................     70,000      211,131
                                                                   ----------
                                                                      355,379
                                                                   ----------

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,178,196)                                        8,138,979
-----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--5.8%

SOUTH KOREA--5.8%
Samsung Electronics Co. Ltd. Pfd. (Semiconductors) ..      4,450      535,223

-----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $349,886)                                            535,223
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--94.0%
(IDENTIFIED COST $9,528,082)                                        8,674,202(a)

Other assets and liabilities, net--6.0%                               550,171

NET ASSETS--100.0%                                                 $9,224,373
                                                                   ==========


(a)Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $959,811 and gross depreciation of $1,972,712 for federal income tax purposes. At January 31, 2003, the aggregate cost of securities for federal income tax purposes was $9,687,103.
(b)Non-income producing.


                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund


                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Airlines ..............................................................     2.2%
Apparel Retail ........................................................     4.1
Automobile Manufacturers ..............................................     2.0
Banks .................................................................    23.6
Brewers ...............................................................     2.4
Construction & Engineering ............................................     2.3
Diversified Metals & Mining ...........................................     1.7
Gas Utilities .........................................................     3.1
Highways & Railtracks .................................................     2.3
Homebuilding ..........................................................     1.8
Household Products ....................................................     4.3
IT Consulting & Services ..............................................     2.2
Integrated Oil & Gas ..................................................     2.7
Integrated Telecommunication Services .................................     5.8
Multi-Sector Holdings .................................................     4.4
Oil & Gas Equipment & Services ........................................     3.6
Oil & Gas Exploration & Production ....................................     2.4
Property & Casualty Insurance .........................................     7.0
Railroads .............................................................     1.9
Real Estate Management & Development ..................................     3.7
Semiconductors ........................................................     7.8
Specialty Stores ......................................................     3.0
Tobacco ...............................................................     1.1
Wireless Telecommunication Services ...................................     4.6
                                                                          -----
                                                                          100.0%
                                                                          =====


                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $9,528,082)                                    $ 8,674,202
Foreign currency at value
   (Identified cost $919,684)                                          915,149
Receivables
   Investment securities sold                                          539,151
   Dividends and interest                                               16,853
Prepaid expenses                                                           138
                                                                   -----------
     Total assets                                                   10,145,493
                                                                   -----------
LIABILITIES
Cash overdraft                                                         702,132
Foreign taxes payable                                                   15,720
Payables
   Fund shares repurchased                                             138,289
   Transfer agent fee                                                    9,908
   Investment advisory fee                                               4,814
   Distribution fee                                                      4,096
   Trustees' fee                                                         3,908
   Financial agent fee                                                   3,863
   Administration fee                                                    1,405
Accrued expenses                                                        36,985
                                                                   -----------
     Total liabilities                                                 921,120
                                                                   -----------
NET ASSETS                                                         $ 9,224,373
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $13,805,047
Accumulated net investment loss                                        (22,712)
Accumulated net realized loss                                       (3,699,469)
Net unrealized depreciation                                           (858,493)
                                                                   -----------
NET ASSETS                                                         $ 9,224,373
                                                                   ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,821,579)                     878,855
Net asset value per share                                                $7.76
Offering price per share $7.76/(1-5.75%)                                 $8.23

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (net assets $2,402,794)                     315,228
Net asset value and offering price per share                             $7.62



                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED JANUARY 31, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                            $ 149,544
Interest                                                                 2,090
Foreign taxes withheld                                                 (30,764)
                                                                     ---------
     Total investment income                                           120,870
                                                                     ---------
EXPENSES
Investment advisory fee                                                 47,957
Distribution fee, Class A                                               10,645
Distribution fee, Class B                                               13,840
Financial agent fee                                                     24,891
Administration fee                                                       8,463
Custodian                                                               29,912
Transfer agent                                                          27,478
Registration                                                            23,486
Professional                                                            13,452
Trustees                                                                12,764
Printing                                                                 7,974
Miscellaneous                                                            5,608
                                                                     ---------
     Total expenses                                                    226,470
     Less expenses borne by investment adviser                         (97,605)
                                                                     ---------
     Net expenses                                                      128,865
                                                                     ---------
NET INVESTMENT LOSS                                                     (7,995)
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                        134,737
Net realized loss on foreign currency transactions                         (27)
Net change in unrealized appreciation (depreciation)
   on investments                                                     (781,596)
Net change in unrealized appreciation (depreciation)
   on foreign currency and foreign currency transactions                (7,774)
                                                                     ---------
NET LOSS ON INVESTMENTS                                               (654,660)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                        $(662,655)
                                                                     =========


                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months
                                                                                          Ended
                                                                                         1/31/03         Year Ended
                                                                                       (Unaudited)        7/31/02
                                                                                      ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                       $     (7,995)     $    175,244
   Net realized gain (loss)                                                                134,710          (434,350)
   Net change in unrealized appreciation (depreciation)                                   (789,370)        1,578,743
   Deferred foreign taxes                                                                       --           (20,676)
                                                                                      ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            (662,655)        1,298,961
                                                                                      ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                         (137,693)          (52,840)
   Net investment income, Class B                                                          (32,367)               --
                                                                                      ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (170,060)          (52,840)
                                                                                      ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (976,171 and 1,731,000 shares, respectively)            7,690,075        13,604,492
   Net asset value of shares issued from reinvestment of distributions
     (16,099 and 7,111 shares, respectively)                                               126,698            52,121
   Cost of shares repurchased (1,214,237 and 1,570,881 shares, respectively)            (9,648,528)      (12,032,716)
                                                                                      ------------      ------------
Total                                                                                   (1,831,755)        1,623,897
                                                                                      ------------      ------------
CLASS B
   Proceeds from sales of shares (135,103 and 56,217 shares, respectively)               1,043,485           461,147
   Net asset value of shares issued from reinvestment of distributions
     (2,913 and 0 shares, respectively)                                                     22,543                --
   Cost of shares repurchased (160,943 and 65,158 shares, respectively)                 (1,254,711)         (498,374)
                                                                                      ------------      ------------
Total                                                                                     (188,683)          (37,227)
                                                                                      ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            (2,020,438)        1,586,670
                                                                                      ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                (2,853,153)        2,832,791

NET ASSETS
   Beginning of period                                                                  12,077,526         9,244,735
                                                                                      ------------      ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED NET
     INVESTMENT INCOME OF ($22,712) AND $155,343, RESPECTIVELY]                       $  9,224,373      $ 12,077,526
                                                                                      ============      ============

                        See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                               ------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                            YEAR ENDED JULY 31,
                                                 1/31/03       --------------------------------------------------------
                                               (UNAUDITED)      2002       2001          2000         1999        1998
Net asset value, beginning of period             $ 8.43        $ 7.25     $ 8.58        $ 8.23       $ 5.45      $10.44
INCOME FROM INVESTMENT OPERATIONS
   Net investment income(2)                          --          0.17       0.08          0.15         0.07        0.06
   Net realized and unrealized gain               (0.54)         1.07      (1.25)         0.20         2.78       (4.75)
                                                 ------        ------     ------        ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.54)         1.24      (1.17)         0.35         2.85       (4.69)
                                                 ------        ------     ------        ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.13)        (0.06)     (0.16)           --        (0.07)      (0.30)
                                                 ------        ------     ------        ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.13)        (0.06)     (0.16)           --        (0.07)      (0.30)
                                                 ------        ------     ------        ------       ------      ------
Change in net asset value                         (0.67)         1.18      (1.33)         0.35         2.78       (4.99)
                                                 ------        ------     ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 7.76        $ 8.43     $ 7.25        $ 8.58       $ 8.23      $ 5.45
                                                 ======        ======     ======        ======       ======      ======
Total return(1)                                   (6.40)% (6)   17.07%    (13.60)%        4.25%       52.94%     (45.29)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $6,822        $9,279     $6,772        $9,638       $9,068      $6,352

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                           2.10 % (5)    2.10%      2.10 %        2.10%        2.10%       2.10 %
   Net investment income (loss)                    0.05 % (5)    1.96%      0.97 %        1.63%        1.03%       0.89 %
Portfolio turnover                                   12 % (6)      32%        58 %          67%          38%         44 %

                                                                               CLASS B
                                             --------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                            YEAR ENDED JULY 31,
                                               1/31/03         --------------------------------------------------------
                                              (UNAUDITED)       2002       2001          2000         1999        1998
Net asset value, beginning of period             $ 8.28        $ 7.12     $ 8.41        $ 8.13       $ 5.40      $10.39
INCOME FROM INVESTMENT OPERATIONS
   Net investment income(2)                       (0.03)         0.11       0.02          0.08         0.02        0.01
   Net realized and unrealized gain               (0.53)         1.05      (1.22)         0.20         2.75       (4.73)
                                                 ------        ------     ------        ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.56)         1.16      (1.20)         0.28         2.77       (4.72)
                                                 ------        ------     ------        ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.10)           --      (0.09)           --        (0.04)      (0.27)
                                                 ------        ------     ------        ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.10)           --      (0.09)           --        (0.04)      (0.27)
                                                 ------        ------     ------        ------       ------      ------
Change in net asset value                         (0.66)         1.16      (1.29)         0.28         2.73       (4.99)
                                                 ------        ------     ------        ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 7.62        $ 8.28     $ 7.12        $ 8.41       $ 8.13      $ 5.40
                                                 ======        ======     ======        ======       ======      ======
Total return(1)                                   (6.83)% (6)   16.13%    (14.17)%        3.44%       51.68%     (45.83)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $2,403        $2,798     $2,473        $3,317       $3,481      $2,756

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                           2.85 % (5)    2.85%      2.85 %        2.85%        2.85%       2.85 %
   Net investment income (loss)                   (0.72)% (5)    1.32%      0.21 %        0.83%        0.30%       0.18 %
Portfolio turnover                                   12 % (6)      32%        58 %          67%          38%         44 %

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.83%, 3.79%, 4.02%, 3.41%, 3.20% and 3.52% for the periods ended January 31, 2003 and July
    31, 2002, 2001, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.58%, 4.57%, 4.78%, 4.15%, 3.95% and 4.27% for the periods ended January 31, 2003 and July
    31, 2002, 2001, 2000, 1999 and 1998, respectively.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2003 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Aberdeen Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in one Fund.

   The New Asia Fund (the "Fund") seeks as its investment objective long-term capital appreciation; it invests in equity securities of issuers located in at least three different countries throughout Asia other than Japan.

   The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   The Fund is treated as a separate taxable entity. It is the policy of the Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest. The Fund estimates deferred foreign taxes based on unrealized appreciation of securities.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, Passive Foreign Investment Companies, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. FORWARD CURRENCY CONTRACTS:

   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2003 (UNAUDITED) (CONTINUED)


contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At January 31, 2003, the Trust had no forward currency contracts.


G. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At January 31, 2003, the Trust had no repurchase agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   Phoenix-Aberdeen International Advisors, LLC ("PAIA" or the "Adviser") serves as the investment adviser to the Trust. PAIA is a joint venture between PM Holdings, Inc., an indirect subsidiary of The Phoenix Companies, Inc. ("PNX"), and Aberdeen Fund Managers, Inc. ("Aberdeen") a wholly-owned subsidiary of Aberdeen Asset Management PLC, of which PNX owns approximately 23%.

   PAIA is entitled to a fee at an annual rate of 0.85% of the average daily net assets of the Fund. Pursuant to sub-advisory agreements, the Adviser delegates certain investment decisions and functions to other entities. PAIA pays a fee to Phoenix Investment Counsel, Inc. ("PIC"), an indirect, wholly-owned subsidiary of PNX, at an annual rate of 0.15% of the average aggregate daily net assets of the Fund for providing cash management and other services as needed. PAIA pays a sub-advisory fee to Aberdeen at an annual rate of 0.40% of the average net assets of the Fund allocated to Aberdeen by the Adviser for management.

   The Adviser has agreed to reimburse the Fund to the extent that other operating expenses (excluding advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 1.00% of the average daily net assets for Class A and Class B shares for the Fund.

   Phoenix Equity Planning Corporation ("PEPCO" or the "Distributor"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained net selling commissions of $7,029 for Class A shares and paid $259 to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX and deferred sales charges of $14,036 for Class B shares for the six months ended January 31, 2003. In addition, the Fund pays PEPCO service and distribution fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended January 31, 2003, $14,926 was retained by the Distributor, $7,959 was paid out to unaffiliated participants and $1,600 was paid to W.S. Griffith Securities, Inc.

   As Financial Agent to the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended January 31, 2003, financial agent fees were $24,891 of which PEPCO received $20,917. The current fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all Phoenix funds serviced by PFPC Inc. Certain minimums and waivers may apply. As Administrator for the Trust, Phoenix Investment Partners Ltd., a wholly-owned subsidiary of PNX, receives a fee at an annual rate of 0.15% of the average daily net assets of the Fund for administrative services.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended January 31, 2003, transfer agent fees were $27,478, of which PEPCO retained $789.

   At January 31, 2003, PNX and its affiliates held 140,340 Class A shares of the Fund with a value of $1,089,038.


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended January 31, 2003 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:

                         Purchases           Sales
                        ----------         ----------
                        $1,213,432         $3,436,873

   There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended January 31, 2003.

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2003 (UNAUDITED) (CONTINUED)


4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Trust, positive or negative, than if the Trust did not concentrate its investments in such sectors.


5. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                   Expiration Year
                  --------------------------------------------------
                     2007                2009                 2010
                  ----------          ----------          ----------
                  $1,281,054          $1,004,870          $1,011,578



6. REORGANIZATION

   On November 20, 2002, the Board of Trustees of Phoenix-Aberdeen Series Fund voted to direct the mandatory redemption of all shares of the Phoenix-Aberdeen Global Small Cap Fund. On January 17, 2003, the Fund was liquidated at its net asset value; net proceeds received were distributed to the shareholders.

   On January 10, 2003, the Executive Committee of the Board of Trustees of Phoenix-Aberdeen Series Fund voted to direct the mandatory redemption of all shares of the Phoenix-Aberdeen New Asia Fund. Effective January 27, 2003, the Phoenix-Aberdeen New Asia Fund was closed to new investors and additional investor deposits. On February 28, 2003, the full Board of Trustees ratified the Committee's action; the Fund was liquidated at its net asset value and net proceeds received were distributed to the shareholders.





   This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT


     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                   INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF
                                                     PORTFOLIOS IN FUND
                                                          COMPLEX                          PRINCIPAL OCCUPATION(S)
NAME, (AGE), AND                       LENGTH OF        OVERSEEN BY                        DURING PAST 5 YEARS AND
    ADDRESS                           TIME SERVED        TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Robert Chesek (68)                    Served since          24           Currently retired.
                                      1996.

------------------------------------------------------------------------------------------------------------------------------------

E. Virgil Conway (73)                 Served since          34           Chairman, Rittenhouse Advisors, LLC (consulting firm) since
Rittenhouse Advisors, LLC             1996.                              2001. Trustee/Director, Realty Foundation of New York
101 Park Avenue                                                          (1972-present), Pace University (1978-present), New York
New York, NY 10178                                                       Housing Partnership Development Corp. (Chairman)
                                                                         (1981-present), Greater New York Councils, Boy Scouts of
                                                                         America (1985-present), Academy of Political Science (Vice
                                                                         Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                         (1989-present), The Harlem Youth Development Foundation
                                                                         (1998-present). Chairman, Metropolitan Transportation
                                                                         Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                         Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                         Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                         Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                                         (1975-2002), Union Pacific Corp. (1978-2002), BlackRock
                                                                         Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                         (1990-2002), Accuhealth (1994-2002).

------------------------------------------------------------------------------------------------------------------------------------

Harry Dalzell-Payne (73)              Served since          34           Currently retired.
The Flat, Elmore Court                1996.
Elmore, GL05, GL2 3NT U.K.

------------------------------------------------------------------------------------------------------------------------------------

Francis E. Jeffries (72)              Served since          27           Director, The Empire District Electric Company
8477 Bay Colony Dr. #902              1996.                              (1984-present). Director (1989-1997), Chairman of the Board
Naples, FL 34108                                                         (1993-1997), Phoenix Investment Partners, Ltd.

------------------------------------------------------------------------------------------------------------------------------------

Leroy Keith, Jr. (63)                 Served since          24           Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.             1996.                              since 2001. Chairman (1995 to 2000) and Chief Executive
736 Market Street, Ste. 1430                                             Officer (1995-1998), Carson Products Company (cosmetics).
Chattanooga, TN 37402                                                    Director/Trustee, Evergreen Funds (6 portfolios).

------------------------------------------------------------------------------------------------------------------------------------

Geraldine M. McNamara (51)            Served since           32          Managing Director, U.S. Trust Company of New York (private
United States Trust Company of NY     2001.                              bank) (1982-present).
114 West 47th Street
New York, NY 10036

------------------------------------------------------------------------------------------------------------------------------------

Everett L. Morris (74)                Served since           34          Vice President, W.H. Reaves and Company (investment
W.H. Reaves and Company               1996.                              management) (1993-present).
10 Exchange Place
Jersey City, NJ 07302

------------------------------------------------------------------------------------------------------------------------------------

                                                   INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF
                                                     PORTFOLIOS IN FUND
                                                          COMPLEX                          PRINCIPAL OCCUPATION(S)
NAME, (AGE), AND                       LENGTH OF        OVERSEEN BY                        DURING PAST 5 YEARS AND
    ADDRESS                           TIME SERVED        TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson (56)              Served since          24           Managing Director, Northway Management Company
Northway Management Company           1996.                              (1998-present). Managing Director, Mullin Associates
164 Mason Street                                                         (1993-1998).
Greenwich, CT 06830

------------------------------------------------------------------------------------------------------------------------------------

Lowell P. Weicker, Jr. (71)           Served since          24           Director, UST Inc. (1995-present), HPSC Inc.
200 Duke Street                       1996.                              (1995-present), Compuware (1996-present) and WWF, Inc.
Alexandria, VA 22314                                                     (2000-present). President, The Trust for America's Health
                                                                         (non-profit) (2001-present). Director, Duty Free
                                                                         International, Inc. (1997-1998).

------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF
                                                     PORTFOLIOS IN FUND
                                                          COMPLEX                          PRINCIPAL OCCUPATION(S)
NAME, (AGE), AND                       LENGTH OF        OVERSEEN BY                        DURING PAST 5 YEARS AND
    ADDRESS                           TIME SERVED        TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
*Marilyn E. LaMarche (68)             Served since          22           Limited Managing Director, Lazard Freres & Co. LLC
 Lazard Freres & Co. LLC              2002.                              (1983-present). Director, The Phoenix Companies, Inc.
 30 Rockefeller Plaza, 59th Floor                                        (2001-present) and Phoenix Life Insurance Company
 New York, NY 10020                                                      (1989-present).

------------------------------------------------------------------------------------------------------------------------------------

 **Philip R. McLoughlin (56)          Served since          45           Director, PXRE Corporation (Delaware) (1985-present), World
                                      1996.                              Trust Fund (1991-present). Chairman (1997-2002), Director
   Chairman and President                                                (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                         Officer (1995-2002), Phoenix Investment Partners, Ltd.
                                                                         Director, Executive Vice President and Chief Investment
                                                                         Officer, The Phoenix Companies, Inc. (2001-2002). Director
                                                                         (1994-2002) and Executive Vice President, Investments
                                                                         (1988-2002), Phoenix Life Insurance Company. Director
                                                                         (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                         Counsel, Inc. Director (1984-2002) and President
                                                                         (1990-2000), Phoenix Equity Planning Corporation. Chairman
                                                                         and Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                         (1999-2002). Director and President, Phoenix Investment
                                                                         Management Company (2001-2002). Director and Executive Vice
                                                                         President, Phoenix Life and Annuity Company (1996-2002).
                                                                         Director and Executive Vice President, PHL Variable
                                                                         Insurance Company (1995-2002). Director, Phoenix National
                                                                         Trust Company (1996-2002). Director and Vice President, PM
                                                                         Holdings, Inc. (1985-2002). Director, PHL Associates, Inc.
                                                                         (1995-2002). Director (1992-2002) and President
                                                                         (1992-1994), WS Griffith Securities, Inc.

------------------------------------------------------------------------------------------------------------------------------------

***James M. Oates (56)                Served since          45           Chairman, Hudson Castle Group Inc. (formerly IBEX Capital
   Hudson Castle Group Inc.           1996.                              Markets Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                              Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                                      Director, Investors Financial Service Corporation
   50 Congress Street, Ste. 1000                                         (1995-present), Investors Bank & Trust Corporation
   Boston, MA 02109                                                      (1995-present), Plymouth Rubber Co. (1995-present), Stifel
                                                                         Financial (1996-present), Connecticut River Bancorp
                                                                         (1998-present), Connecticut River Bank (1998-present) and
                                                                         Trust Company of New Hampshire (2002-present). Director and
                                                                         Treasurer, Endowment for Health, Inc. (2000-present).
                                                                         Chairman, Emerson Investment Management, Inc.
                                                                         (2000-present). Investment Committee, New Hampshire
                                                                         Charitable Foundation (2001-present). Vice Chairman,
                                                                         Massachusetts Housing Partnership (1998-1999). Director,
                                                                         Blue Cross and Blue Shield of New Hampshire (1994-1999),
                                                                         AIB Govett Funds (1991-2000), Command Systems, Inc.
                                                                         (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001)
                                                                         and 1Mind, Inc. (1999-2001).

------------------------------------------------------------------------------------------------------------------------------------

*   Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
**  Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with
    Phoenix Investment Partners, Ltd., and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group
    Inc. and Phoenix and certain of its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                      POSITION(S) HELD WITH
NAME, (AGE), AND                       TRUST AND LENGTH OF                              PRINCIPAL OCCUPATION(S)
    ADDRESS                                TIME SERVED                                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William R. Moyer (58)                 Executive Vice             Executive Vice President and Chief Financial Officer
                                      President since 1996.      (1999-present), Senior Vice President and Chief Financial Officer
                                                                 (1995-1999), Phoenix Investment Partners, Ltd. Director
                                                                 (1998-present), Senior Vice President, Finance (1990-present),
                                                                 Chief Financial Officer (1996-present), and Treasurer
                                                                 (1998-present), Phoenix Equity Planning Corporation. Director
                                                                 (1998-present), Senior Vice President (1990-present), Chief
                                                                 Financial Officer (1996-present) and Treasurer (1994-present),
                                                                 Phoenix Investment Counsel, Inc. Senior Vice President and Chief
                                                                 Financial Officer, Duff & Phelps Investment Management Co.
                                                                 (1996-present). Vice President, Phoenix Fund Complex
                                                                 (1990-present).

------------------------------------------------------------------------------------------------------------------------------------

John F. Sharry (50)                   Executive Vice             President, Private Client Group (1999-present), Executive Vice
                                      President since 1998.      President, Retail Division (1997-1999), Phoenix Investment
                                                                 Partners, Ltd. President, Private Client Group, Phoenix Equity
                                                                 Planning Corporation (2000-present). Executive Vice President,
                                                                 Phoenix Fund Complex (1998-present).

------------------------------------------------------------------------------------------------------------------------------------

Robert S. Driessen (55)               Vice President             Vice President and Compliance Officer, Phoenix Investment Partners,
                                      since 1999.                Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                                 (1999-present). Vice President, Phoenix Fund Complex
                                                                 (1999-present). Compliance Officer (2000-present) and Associate
                                                                 Compliance Officer (1999), PXP Securities Corp. Vice President,
                                                                 Risk Management Liaison, Bank of America (1996-1999). Vice
                                                                 President, Securities Compliance, The Prudential Insurance Company
                                                                 of America (1993-1996). Branch Chief/Financial Analyst, Securities
                                                                 and Exchange Commission, Division of Investment Management
                                                                 (1972-1993).

------------------------------------------------------------------------------------------------------------------------------------

Nancy G. Curtiss (50)                 Treasurer since 1996.      Vice President, Fund Accounting (1994-present) and Treasurer
                                                                 (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                                 Phoenix Fund Complex (1994-present).

------------------------------------------------------------------------------------------------------------------------------------

Richard J. Wirth (44)                 Secretary since 2002.      Vice President and Insurance and Investment Products Counsel
One American Row                                                 (2002-present), Counsel (1993-2002), Phoenix Life Insurance
Hartford, CT 06102                                               Company. Secretary, Phoenix Fund Complex (2002-present).


------------------------------------------------------------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

PHOENIX-ABERDEEN SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary






INVESTMENT ADVISER
Phoenix-Aberdeen International Advisors, LLC
One American Row
Hartford, Connecticut 06102-5056

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                      U.S.
                                                                    POSTAGE
                                                                      PAID
                                                                 LOUISVILLE, KY
                                                                 PERMIT NO 1051
                                                                 --------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.







For more information about Phoenix
mutual funds, please call your
financial representative or contact us
at 1-800-243-4361 or
PHOENIXINVESTMENTS.COM.






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PXP 189 (3/03)